Note 15 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of Reconciliation of Income Taxes [text block]
	2022	2021	2020
	$	$	$
Loss before income taxes	(22,577)	(17,289)	(8,277)
Tax rate	27.0%	27.0%	27.0%
Expected tax recovery	(6,095)	(4,668)	(2,235)

Change in statutory rates and foreign exchange rates	29	(288)	35
Permanent differences	383	272	309
Share issuance costs	(67)	(153)	(993)
Change in unrecognized deductible temporary difference	5,750	4,837	2,884
Total income tax expense (recovery)	-	-	-

Disclosure of deferred taxes [text block]
	2022	2021	2020
	$	$	$
Non-capital losses carry-forward	16,968	10,971	6,287
Property and equipment	50	50	50
Share issuance costs	846	1,093	940
	17,864	12,114	7,277
Unrecognized deferred tax asset	(17,864)	(12,114)	(7,277)
Net deferred tax assets	-	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Type	Amount	Expiry
Non-capital losses carry-forward	$63,756,000	2036-2042
Property and equipment	186,000	N/A
Share issuance costs	3,132,000	2040-2043